TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 18, 2019 BRL (R$)	Sep. 16, 2019 BRL (R$)	Jul. 19, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Mar. 15, 2017 Vote	Mar. 14, 2017 Vote
Disclosure of other provisions [line items]
Tax	R$ 1,837,967					R$ 1,963,859
Labor	113,379					126,620
Civil	40,369					44,935
Judicial deposits	1,991,715					R$ 2,135,414
Balance judicial deposits	R$ 1,650,976
Number of Votes under Judicial Deposits Lawsuits | Vote							4	6
Reversal of provision for tax liabilities, net		R$ 929,711
Reversal of interest on provision for tax liabilities, net		369,819
Number of lawsuits final	2
Amount of undue payments before proposed action			R$ 280,000		R$ 122,000
Right to Withdraw Judicial Deposits			R$ 187,000	R$ 179,000
Legal proceedings provision
Disclosure of other provisions [line items]
Reversal of provision for tax liabilities, net		(929,711)
Reversal of interest on provision for tax liabilities, net		R$ 369,819